Income Taxes - Details of Deferred Tax Asset (Liability), Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset:
Allowance for loan losses	$ 14,702	$ 19,239
Goodwill amortization		1,262
Impairments realized on investment securities	490	490
Fixed assets	4,354	2,596
Net operating loss carry forwards	96,117	85,466
Unrealized loss on investment securities	4,872
Alternative minimum tax credits	2,010	2,010
Other	4,585	5,194
Total deferred tax asset before valuation allowance	127,130	116,257
Less: valuation allowance	(119,349)	(113,398)
Deferred tax liability:
Core deposit intangible amortization	103	420
Goodwill amortization	297
Unrealized gain on investment securities		1,509
Deferred loan costs	2,496	2,119
Other	310	320
Total deferred tax liability	3,206	4,368
Net deferred tax asset (liability)	$ 4,575	$ (1,509)